Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 188,042	$ 162,205	$ 8,105
Other comprehensive income/(loss)	0	0	0
Total comprehensive income	$ 188,042	$ 162,205	$ 8,105